NOTES PAYABLE (Details) (USD $)				6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Note payable item	Dec. 31, 2013 Note payable item	Aug. 31, 2012 Note payable
Notes payable
Interest rate (as a percent)				7.00%	7.00%
Number of equal monthly payments of the debt				48	48
Frequency of payments of the debt				monthly	monthly
Monthly payments of the debt				$ 2,226	$ 2,226
Notes payable - short and long term portion
Total Notes Payable	53,289	59,510	82,546			92,145
Less: current portion	(23,532)	(23,036)	(23,036)
Long term portion	$ 29,757	$ 36,474	$ 59,510